Operating expenses - Additional Information (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Withholding tax (as a percent)	10.00%			10.00%
Withholding taxes	€ 1.3
Specific costs related to CRO expenses for clinical trials		€ 4.0
Reversal of share-based compensation expense			€ 0.8